Property, Plant and Equipment (Impairment Loss and Recovery) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 4,395.9	$ 6,650.2
Impairment	3,557.8	1,207.8
Impairment, net of tax	2,652.4	884.0
Southeast Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 2,500.0	$ 4,087.0
Discount rate	15.00%	15.00%
Impairment	$ 1,726.1	$ 811.7
Impairment, net of tax	1,286.7	594.1
Southwest Saskatchewan | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 940.9	$ 1,704.1
Discount rate	15.00%	15.00%
Impairment	$ 866.7	$ 333.5
Impairment, net of tax	646.1	244.1
Northern U.S. | U.S.
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 465.8	$ 858.0
Discount rate	15.00%	15.00%
Impairment	$ 549.7	$ 56.0
Impairment, net of tax	410.0	41.0
Southern Alberta | Canada
Disclosure of impairment loss and reversal of impairment loss [line items]
Recoverable amount	$ 489.2	$ 1.1
Discount rate	15.00%	15.00%
Impairment	$ 415.3	$ 6.6
Impairment, net of tax	$ 309.6	$ 4.8